Income Taxes, Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense
Current federal income tax expense	$ (90,235)	$ 19,290	$ 69,942
Current state income tax expense	1,049	(11,059)	648
Deferred federal income tax expense	187,581	57,759	41,884
Deferred state income tax expense	15,683	15,968	5,376
Total income tax expense	$ 114,078	$ 81,958	$ 117,850